Trade and Other Current Payables - Summary of Trade and Other Current Payables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Payables [Line Items]
Trade and other current payables	$ 599,263,208	$ 554,286,324
Trade and other non-current payables	56,250,085	2,584,180
Energy suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	178,153,813	155,123,059
Trade and other non-current payables	53,941,373
Fuel and gas suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	55,179,023	39,787,839
Payables for goods and services [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	183,848,556	155,054,466
Trade and other non-current payables	487	6,766
Payable For Assets Acquisition [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	100,307,602	116,157,897
Trade and other non-current payables	2,281,051	2,106,099
Subtotal Trade Payables [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	517,488,994	466,123,261
Trade and other non-current payables	56,222,911	2,112,865
Dividends payable to third parties [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	41,582,444	52,059,048
Warranty deposits [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	360,863	365,857
Fines and Complaints [Member]
Trade And Other Payables [Line Items]
Trade and other current payables		165,102
Taxes payables other than income tax [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	44,506	1,742,603
Accounts payable to staff [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	33,090,217	30,686,679
Other payables [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	6,696,184	3,143,774
Trade and other non-current payables	27,174	471,315
Subtotal Other Payables [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	81,774,214	88,163,063
Trade and other non-current payables	$ 27,174	$ 471,315